Insurance Contract Liabilities and Reinsurance Assets - Summary of Insurance Contract Liabilities, Payments Due by Period (Detail) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	$ 1,054,970
Less than 1 year [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	11,498
1 to 3 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	12,365
3 to 5 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	18,496
Over 5 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	$ 1,012,611